Depreciation and Amortization	12 Months Ended
Dec. 31, 2025
Depreciation and Amortization [Abstract]
Depreciation and Amortization
37.	Depreciation and Amortization:

The amounts corresponding to debits to profit or loss for depreciation and amortization during the year 2025, 2024 and 2023, are detailed as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$

Amortization of intangibles assets
Other intangible assets arising from business combinations	—	—	—
Other independently originated intangible assets	41,453	36,265	29,346
Depreciation of property and equipment
Buildings and land	9,807	9,725	9,295
Other property and equipment	13,837	18,447	21,098
Depreciation and impairment of leased assets
Buildings and land	28,607	28,672	31,195
Other property and equipment	—	—	—
Depreciation for improvements in leased real estate as right-to-use lease assets	1,049	1,135	1,017
Amortization for the right-to-use other intangible assets under lease	—	—	—
Depreciation of other assets for investment properties	357	357	357
Amortization of other assets per activity income asset	—	—	—
Total	95,110	94,601	92,308